Accounts payable, accrued expenses and other liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Deferred revenue	$520,466	$389,958
Accrued interest	246,124	255,369
Accounts payable and accrued expenses	220,060	239,086
Derivative liabilities (Note 11)	200,014	97,066
Operating lease liabilities	49,069	51,144
	$1,235,733	$1,032,623